Acquisitions and Other	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Acquisitions and Other
3. Acquisitions and Other
Dialogue Health Technologies
On October 3, 2023, we completed the acquisition of an additional 72% interest in Dialogue Health Technologies ("Dialogue"), as well as the ability to acquire the remaining interest in the future. Total consideration paid was cash of $272. With the existing 23% ownership, our total ownership interest increased to 95%. Dialogue is a Canadian-based health and wellness virtual care platform and will form a part of our Canada business segment.

The fair values of the identifiable assets and liabilities acquired were:

As at October 3, 2023
Intangible assets and Goodwill(1)	$355
Net assets	32
Liabilities(2)	(37)
Total identifiable net assets at fair value	350
Existing ownership interest	(78)
Total consideration	$272
(1)    Goodwill primarily reflects expected synergies and economies of scale with our existing business within Sun Life Health in Canada. Goodwill is not tax deductible.
(2) Liabilities comprise of deferred tax liability and other liability representing minority interest.

The fair values of the identifiable assets and liabilities are subject to refinement and may be retroactively adjusted to reflect new information obtained about facts and circumstances that existed at the acquisition date during the measurement period.

Dialogue's management shareholders have the option to require us to purchase their shares ("other liability") commencing in 2029. We have a call option to acquire these remaining outstanding shares commencing in 2029. The fair value of the other liability was recognized in Other liabilities. Any changes to the carrying value of the other liability after the acquisition date will be recognized in the Consolidated Statement of Operations.
SLF of Canada UK Limited Disposition
On August 4, 2022, we entered into an agreement to sell SLF of Canada UK Limited ("Sun Life UK"). Effective April 3, 2023, we completed the sale of Sun Life UK to Phoenix Group Holdings plc. Sun Life UK manages life and pension policies as well as payout annuities blocks for UK Clients. Sun Life UK was closed to new sales and had operated as a run-off business since 2001. We retained our economic interest in the payout annuities business after the sale through a reinsurance treaty that is reported within our U.S. segment.

During the second quarter of 2023, a gain of $12 on the sale of the business was recognized in Total net income on the Consolidated Statements of Operations. The disposal is included within our Corporate business segment. Prior to the completion of the sale, we had recorded an impairment charge of $170 pertaining to goodwill that was written off during the third quarter of 2022.

The details of the disposition are summarized as follows:

As at April 3, 2023
Cash consideration	$418
Less: Net assets	(359)
Less: Foreign currency translation, transaction costs, and other adjustments	(47)
Total gain recognized in Total net income in current year	$12
Advisors Asset Management Inc.
On February 1, 2023, we completed the acquisition of a 51% interest, on a fully diluted basis, in Advisors Asset Management Inc. ("AAM"), as well as the ability to acquire the remaining interest in the future. AAM is a leading independent U.S. retail distribution firm, and forms part of our Asset Management business segment. AAM will become the U.S. retail distribution arm of SLC Management. Consideration included $250 (US$188) in cash.

The fair values of the identifiable assets and liabilities acquired were:

As at February 1, 2023
Intangible assets and Goodwill	$519
Net assets	44
Deferred tax liability	(100)
Total identifiable net assets at fair value	463
Non-controlling interests(1)	(213)
Total consideration	$250

(1)    We have elected to measure NCI at fair value for this acquisition. The fair value was determined by calculating the proportionate share of the present value of future cash flows relating to NCI. Significant assumptions inherent in the valuation of NCI include the estimated after-tax cash flows expected to be received and an assessment of the appropriate discount rate.

The fair values of the identifiable assets and liabilities are subject to refinement and may be retroactively adjusted to reflect new information obtained about facts and circumstances that existed at the acquisition date during the measurement period.

AAM minority shareholders also have the option to require us to purchase their shares ("put option") in 2028. We have a call option to acquire the remaining outstanding shares held by these minority shareholders commencing in 2028. The fair value of the put option liability was recognized in Other financial liabilities and any excess over the carrying amounts arising from transactions relating to non-controlling shareholders was recorded as a reduction to Retained earnings. Any changes to the carrying value of the financial liability after the acquisition date will be recognized in the Consolidated Statements of Operations.

As at February 1, 2023	Share purchase	Put option adjustments	Total
Cash consideration	$(250)	$—	$(250)
Intangible assets and Goodwill(1)	519	—	519
Net assets	44	—	44
Total assets	$313	$—	$313
Deferred tax liability	$(100)	$—	$(100)
Other financial liabilities — put option	—	(369)	(369)
Total liabilities	$(100)	$(369)	$(469)
Non-controlling interests	$(213)	$213	$—
Retained earnings	—	156	156
Total equity	$(213)	$369	$156

(1)    Goodwill primarily reflects non-contractual customer relationships, including synergies from the combination of AAM with our existing investment management relationships within our Asset Management segment. Goodwill is not tax deductible.
DentaQuest
On June 1, 2022, we acquired DentaQuest, the second-largest provider of dental benefits in the U.S. by membership, for $3,267 (US$2,584). Total consideration for the 100% acquisition of DentaQuest was paid with cash of $3,267, and primarily comprised of goodwill and intangibles, including contractual relationships, software, and brand. DentaQuest is reported in the Dental CGU of our U.S. business segment. The acquisition of DentaQuest aligns to our business strategy of being a leader in health and group benefits, with an increasing focus on health.

The fair values of the identifiable assets and liabilities acquired were:

As at June 1, 2022
Intangible assets	$1,074
Net assets	255
Deferred tax liabilities	(189)
Total identifiable net assets at fair value	1,140
Goodwill arising on acquisition(1)	2,127
Total consideration	$3,267

(1)    Goodwill primarily reflects expected synergies from the combination of DentaQuest and our existing Dental and Vision business within the U.S. Group Benefits business, as well as the future growth potential of the DentaQuest business. Goodwill is not tax deductible.

The fair value of the identifiable assets and liabilities were subject to refinement and have been adjusted.
Other
On January 20, 2023, we announced our entry into a 15-year exclusive bancassurance partnership with Dah Sing Bank, Limited. This is our first exclusive bancassurance partnership in Hong Kong and will be a valuable complement to our existing network of insurance advisors. Effective July 1, 2023, we commenced the partnership. We will pay an amount of approximately $260 for this exclusive arrangement, with ongoing variable payments to Dah Sing Bank, Limited based on the success of the partnership.

Effective February 1, 2023, we completed the sale of our sponsored markets business to Canadian Premier Life Insurance Company (re-branded to Securian Canada). Our sponsored markets business includes a variety of association & affinity, and group creditor clients. We disposed of assets of approximately $638 and liabilities of approximately $638. Total consideration received consisted of cash consideration of $98 and contingent consideration of $25. During the first quarter of 2023, we recorded a pre-tax gain on the sale of the business of $102 in Other income on the Consolidated Statements of Operations. The gain on the sale of the business net of goodwill disposed, transaction costs and taxes is $65.
On April 5, 2022, we announced a deepening of our existing bancassurance partnership with PT Bank CIMB Niaga Tbk ("CIMB Niaga") in Indonesia. Under the new agreement, which will be effective in January 2025, we will be the provider of insurance solutions to CIMB Niaga customers across all distribution channels for a term of 15 years, further accelerating our long-term strategy of growing our distribution capacity in the region. The agreement also extends our existing relationship with CIMB Niaga by a term of six years up to 2039. An initial payment of $508 was made on June 30, 2022. $18 of the initial payment related to the existing bancassurance partnership was capitalized as an intangible asset. The remaining $490 will initially be recognized as a prepayment and capitalized as an intangible asset once the agreement becomes effective in 2025. Amortization of this intangible asset will begin in 2025.